RBC BlueBay Absolute Return Fund
RBC BlueBay Absolute Return Fund (the "Fund")
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC BlueBay Absolute Return Fund		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[1]	none	1.00%	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%	2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - RBC BlueBay Absolute Return Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.27%	2.02%	1.02%
Fee Waiver and/or Expense Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.25%	2.00%	1.00%
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.20% (for Class A), 1.95% (for Class C), and 0.95% (for Class I). This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC BlueBay Absolute Return Fund (USD $)	Class A	Class C	Class I
One Year	547	303	102
Three Years	809	632	323
Five Years	1,090	1,086	561
Ten Years	1,892	2,346	1,246

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	RBC BlueBay Absolute Return Fund Class C
One Year	203
Three Years	632
Five Years	1,086
Ten Years	2,346

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. As of the date of this Prospectus, Class A shares did not have a full year of performance and Class C shares had not commenced operations; therefore, no performance information is provided for Class A shares or Class C shares. The returns for Class A shares and Class C shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC BlueBay Absolute Return Fund – Class I Annual Total Returns

The year-to-date return of Class I shares as of March 31, 2014 was 1.95%.

During the periods shown in the chart for the RBC BlueBay Absolute Return Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2013	3.04%
Worst quarter:	Q1	2013	-0.21%

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class I) is November 30, 2012.

Average Annual Total Returns
(for the periods ended December 31, 2013)

Average Annual Total Returns - RBC BlueBay Absolute Return Fund	Past Year	Since Inception	Inception Date
Class I	4.61%	4.98%	Nov. 30, 2012
Class I After Taxes on Distributions	4.29%	4.66%
Class I After Taxes on Distributions and Sale of Shares	2.60%	3.65%
BofA Merrill Lynch US Dollar 3-month LIBOR Constant Maturity Index (reflects no deductions for fees, expenses or taxes)	0.28%	0.28%